Supplementary Oil And Gas Information (12-Month Average Trailing Prices) (Details)	12 Months Ended
	Dec. 31, 2015 $ / bbl $ / MMBTU CAD / bbl CAD / MMBTU	Dec. 31, 2014 $ / bbl $ / MMBTU CAD / bbl CAD / MMBTU	Dec. 31, 2013 $ / bbl $ / MMBTU CAD / bbl CAD / MMBTU
Natural Gas [Member] | Henry Hub [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Reference Price | $ / MMBTU	2.58	4.34	3.67
Natural Gas [Member] | AECO [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Reference Price | CAD / MMBTU	2.69	4.63	3.14
Oil and NGLs | WTI [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Reference Price | $ / bbl	50.28	94.99	96.94
Oil and NGLs | Edmonton Light Sweet [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Reference Price | CAD / bbl	58.82	96.40	93.44